Income taxes - Deferred tax assets not recognized (Details) $ in Millions	Dec. 31, 2019 USD ($)
Deferred tax assets and liabilities
Undistributed reserves of subsidiaries for which no deferred tax liability is recognized	$ 11,197
Unrecognised deferred tax assets	3,479
France
Deferred tax assets and liabilities
Unrecognised deferred tax assets	1,145
United States
Deferred tax assets and liabilities
Unrecognised deferred tax assets	319
Nigeria
Deferred tax assets and liabilities
Unrecognised deferred tax assets	303
Canada
Deferred tax assets and liabilities
Unrecognised deferred tax assets	$ 206